UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant’s telephone number, including area code : 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2017
Unaudited

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2017
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2017
Assets
Investments in securities, at fair value (cost $1,305,316,757)	$1,679,914,261
Purchased options, at fair value (cost of $62,060,962)	59,150,676
Cash and cash equivalents (including restricted cash of $85,402,642, Chinese Renminbi Yuans of $297,501 with a cost of $310,867, Hong Kong Dollars of $12,036,721 with a cost of $12,044,982 and Japanese Yen of $5,039,092 with a cost of $5,059,849)	146,963,619
Due from broker (including Australian Dollars of $1,887 with a cost of $1,881, British Pounds Sterling of $2,368,292 with a cost of $2,683,826, Hong Kong Dollars of $14,379,437 with a cost of $14,456,004 and Japanese Yen of $1,186,090 with a cost of $1,192,006)	161,900,095
Receivable for investment securities sold	49,008,176
Swap contracts at fair value, net	43,262,877
Interest receivable	435,194
Dividends receivable (net of foreign withholding taxes of $12,162)	415,125
Other assets	131,968
Total assets	2,141,181,991

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $674,419,064)	666,781,921
Withdrawals payable (See note 3)	46,118,348
Due to broker (including Euros of $203,925 with a cost of $199,495, Swedish Kronar of $64,301 with a cost of $63,394 and Swiss Francs of $562,646 with a cost of $563,499)	43,599,110
Forward contracts at fair value	1,192,610
Payable for investment securities purchased	27,904,699
Dividends payable on securities sold, not yet purchased	1,100,773
Accounting and investor services fees payable	391,623
Accrued expenses	1,793,496
Total liabilities	788,882,580
Members’ Capital	$1,352,299,411

Members’ Capital
Represented by:
Net capital contributions	$931,349,843
Net unrealized gain on investments, foreign currency, forward and swap transactions	420,949,568
Members’ Capital	$1,352,299,411

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

			June 30, 2017
Shares			Fair Value
	Investments in Securities – 124.23%
	Common Stock – 123.85%
	United States – 90.91%
	Aerospace / Defense – 2.50%
71,320	General Dynamics Corp.		$14,128,492
76,720	Northrop Grumman Corp.		19,694,791
			33,823,283
	Applications Software – 4.48%
879,090	Microsoft Corp.	(a)	60,595,674
	Auction House / Art Dealer – 1.00%
321,080	KAR Auction Services, Inc.		13,475,728
	Building Products - Cement / Aggregate – 2.78%
100,440	Martin Marietta Materials, Inc.		22,355,935
120,710	Vulcan Materials Co.		15,291,543
			37,647,478
	Coatings / Paint – 3.03%
116,585	The Sherwin-Williams Co.	(a)	40,916,672
	Commercial Services – 1.84%
197,300	Cintas Corp.	(a)	24,867,692
	Commercial Services - Finance – 3.12%
283,106	Global Payments, Inc.	(a)	25,570,134
310,544	PayPal Holdings, Inc.*		16,666,896
			42,237,030
	Computer Aided Design – 0.61%
149,978	Aspen Technology, Inc.*	(a)	8,287,784
	Computer Software – 1.75%
617,690	SS&C Technologies Holdings, Inc.	(a)	23,725,473
	Computers - Integrated Systems – 0.58%
184,870	Mercury Systems, Inc.*		7,781,178
	E-Commerce / Products – 1.28%
17,936	Amazon.com, Inc.*		17,362,048
	E-Commerce / Services – 0.32%
250,000	Match Group, Inc.*		4,345,000
	Electronic Components - Semiconductors – 8.16%
119,565	Broadcom, Ltd.		27,864,623
483,400	Microchip Technology, Inc.		37,308,812
79,088	Skyworks Solutions, Inc.		7,588,494
584,060	Xilinx, Inc.	(a)	37,566,739
			110,328,668
	Electronic Design Automation – 6.45%
1,361,600	Cadence Design Systems, Inc.*	(a)	45,599,984
571,636	Synopsys, Inc.*	(a)	41,689,413
			87,289,397

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

			June 30, 2017
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Enterprise Software / Services – 0.14%
96,332	Alteryx, Inc., Class A*		$1,880,401
	Entertainment Software – 11.12%
890,910	Activision Blizzard, Inc.	(a)	51,289,689
522,896	Electronic Arts, Inc.*	(a)	55,280,565
597,872	Take-Two Interactive Software, Inc.*		43,871,847
			150,442,101
	Finance - Credit Card – 4.51%
265,190	MasterCard, Inc., Class A	(a)	32,207,326
306,427	Visa, Inc., Class A	(a)	28,736,724
			60,944,050
	Finance - Other Services – 5.29%
165,750	CME Group, Inc.	(a)	20,758,530
768,940	Intercontinental Exchange Group, Inc.	(a)	50,688,525
			71,447,055
	Internet Content - Entertainment – 4.54%
406,530	Facebook, Inc., Class A*	(a)	61,377,899
	Machinery – Electric Utility – 1.08%
298,922	BWX Technologies, Inc.		14,572,447
	Medical - Biomedical / Genetics – 4.10%
426,410	Celgene Corp.*	(a)	55,377,867
	Medical - Outpatient / Home Medical – 1.10%
413,743	Premier, Inc., Class A*		14,894,748
	REITS - Diversified – 6.05%
311,570	American Tower Corp.		41,226,942
94,447	Equinix, Inc.		40,532,874
			81,759,816
	Retail - Discount – 4.49%
97,172	Costco Wholesale Corp.	(a)	15,540,718
72,342	Dollar General Corp.		5,215,135
570,752	Dollar Tree, Inc.*	(a)	39,906,980
			60,662,833
	Retail - Perfume & Cosmetics – 1.91%
89,940	Ulta Salon Cosmetics & Fragrance, Inc.*		25,843,360
	Retail - Restaurants – 0.70%
241,181	Yum China Holdings, Inc.*		9,509,767
	Semiconductor Components - Integrated Circuits – 2.71%
470,986	Analog Devices, Inc.	(a)	36,642,711

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

			June 30, 2017
Shares			Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – 4.80%
397,128	Applied Materials, Inc.	(a)	$16,405,358
188,450	Lam Research Corp.	(a)	26,652,483
728,958	Teradyne, Inc.		21,890,609
			64,948,450
	Telephone - Integrated – 0.47%
205,210	Zayo Group Holdings, Inc.*		6,340,989
	Total United States (Cost $970,422,711)		$1,229,327,599

	Canada – 0.54%
	Retail - Restaurants – 0.54%
117,702	Restaurant Brands International, Inc.		7,361,083
	Total Canada (Cost $6,811,979)		$7,361,083

	China – 14.32%
	E-Commerce / Products – 5.85%
382,226	Alibaba Group Holding - Sponsored ADR*		53,855,643
606,620	JD.com, Inc. - Sponsored ADR*		23,791,636
141,543	Vipshop Holdings, Ltd. - Sponsored ADR*		1,493,279
			79,140,558
	Internet Application Software – 3.18%
1,202,100	Tencent Holdings, Ltd.		42,993,396
	Entertainment Software – 2.02%
90,765	NetEase, Inc. - Sponsored ADR		27,286,682
	Internet Content - Entertainment – 0.28%
56,623	Weibo Corp. - Sponsored ADR*		3,763,731
	Internet Content - Information / Network – 2.99%
475,723	SINA Corp.*		40,422,183
	Total China (Cost $153,118,165)		$193,606,550

	France – 1.10%
	Entertainment Software – 1.10%
263,026	UBISOFT Entertainment*		14,903,717
	Total France (Cost $7,405,669)		$14,903,717

	Germany – 2.39%
	Athletic Footwear – 2.39%
169,002	adidas AG		32,334,690
	Total Germany (Cost $30,818,845)		$32,334,690

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

		June 30, 2017
Shares		Fair Value
	Common Stock – (continued)
	Hong Kong – 2.38%
	Alternative Waste Technology – 2.38%
25,762,633	China Everbright International, Ltd.	$32,143,632
	Total Hong Kong (Cost $7,670,265)	$32,143,632

	Israel – 0.38%
	Electronic Components - Semiconductors – 0.38%
218,000	Tower Semiconductor, Ltd.*	5,199,300
	Total Israel (Cost $3,510,855)	$5,199,300

	Japan – 11.83%
	Audio / Video Products – 4.43%
1,570,100	Sony Corp.	59,892,093
	Chemicals - Specialty – 2.26%
336,500	Shin-Etsu Chemical Co., Ltd.	30,502,547
	Cosmetics & Toiletries – 1.88%
715,600	Shiseido Co., Ltd.	25,437,147
	Electronic Components - Miscellaneous – 1.01%
471,500	Alps Electric Co., Ltd.	13,596,174
	Finance - Other Services – 1.32%
985,778	Japan Exchange Group, Inc.	17,853,918
	Metal Products - Distribution – 0.93%
553,174	MISUMI Group, Inc.	12,633,056
	Total Japan (Cost $121,337,268)	$159,914,935
	Total Common Stock (Cost $1,301,095,757)	$1,674,791,506

Par
	Convertible Bonds – 0.38%
	United States – 0.38%
	E-Commerce / Services – 0.38%
3,476,000	The Priceline Group, Inc., 0.35%, due 06/15/2020	$5,122,755
	Total United States (Cost $4,221,000)	$5,122,755
	Total Convertible Bonds (Cost $4,221,000)	$5,122,755
	Total Investments in Securities (Cost $1,305,316,757) – 124.23%	$1,679,914,261
	Other Liabilities, in Excess of Assets – (24.23%)**	(327,614,850)
	Members’ Capital – 100.00%	$1,352,299,411

(a)	Partially or wholly held in a segregated account with the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $129,590,305 invested in a U.S. Dollar Cash Deposit Account at the Bank of New York Mellon, which is 9.58% of Members’ Capital and foreign currency with a U.S. Dollar value $17,373,314 held in BNY Mellon Custody Foreign Cash Account, which is 1.28% of Members’ Capital and $85,402,642 is restricted cash held in a segregated account with the Custodian primarily as collateral for swap contracts.

ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

June 30, 2017
Percentage of
Members’ Capital
Investments in Securities – By Industry	(%)
Aerospace / Defense	2.50
Alternative Waste Technology	2.38
Applications Software	4.48
Athletic Footwear	2.39
Auction House / Art Dealer	1.00
Audio / Video Products	4.43
Building Products - Cement / Aggregate	2.78
Chemicals - Specialty	2.26
Coatings / Paint	3.03
Commercial Services - Finance	3.12
Commercial Services	1.84
Computer Aided Design	0.61
Computer Software	1.75
Computers - Integrated Systems	0.58
Cosmetics & Toiletries	1.88
E-Commerce / Products	7.13
E-Commerce / Services	0.70
Electronic Components - Miscellaneous	1.01
Electronic Components - Semiconductors	8.54
Electronic Design Automation	6.45
June 30, 2017
Percentage of
Members’ Capital
Investments in Securities – By Industry	(%)
Enterprise Software / Services	0.14
Entertainment Software	14.24
Finance - Credit Card	4.51
Finance - Other Services	6.61
Internet Application Software	3.18
Internet Content - Entertainment	4.82
Internet Content - Information / Network	2.99
Machinery - Electric Utility	1.08
Medical - Biomedical / Genetics	4.10
Medical - Outpatient / Home Medical	1.10
Metal Products - Distribution	0.93
REITS - Diversified	6.05
Retail - Discount	4.49
Retail - Perfume & Costmetics	1.91
Retail - Restaurants	1.24
Semiconductor Components - Integrated
Circuits	2.71
Semiconductor Equipment	4.80
Telephone - Integrated	0.47
Total Investments in Securities	124.23%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

		June 30, 2017
Contracts		Fair Value
	Purchased Options – 4.37%
	Equity Options – 4.35%
	Equity Call Options – 2.55%
	United States – 2.23%
	Auto - Cars / Light Trucks – 0.03%
23,775	Ford Motor Co., 09/15/2017, $13	$71,325
11,957	Ford Motor Co., 12/15/2017, $12	334,796
		406,121
	Beverages - Non-Alcoholic – 0.11%
7,243	The Coca-Cola Co., 11/17/2017, $44	1,470,329
	Computers – 0.36%
2,377	Apple, Inc., 08/18/2017, $125	4,825,310
	Consumer Products - Miscellaneous – 0.08%
2,414	Kimberly-Clark Corp., 10/20/17, $130	1,086,300
	Cosmetics & Toiletries – 0.04%
2,420	The Procter & Gamble Co., 10/20/2017, $87.50	515,460
	Diversified Manufacturing Operations – 0.03%
12,098	General Electric Co., 09/15/2017, $31	48,392
12,072	General Electric Co., 12/15/2017, $30	350,088
		398,480
	Electronic Components - Semiconductors – 0.86%
9,679	Intel Corp., 08/18/2017, $37	135,506
2,414	NVIDIA Corp., 09/15/2017, $100	11,104,400
2,420	Texas Instruments Inc., 07/21/2017, $77.50	348,480
		11,588,386
	Enterprise Software / Services – 0.20%
1,913	Workday, Inc., 09/15/2017, $85	2,716,460
	Internet Content - Entertainment – 0.39%
1,783	Netflix, Inc., 08/18/2017, $120	5,349,000
	Retail - Discount – 0.00%
4,839	Target Corp., 07/21/2017, $60	4,839
	Sector Fund - Real Estate – 0.09%
7,174	iShares U.S. Real Estate ETF, 12/15/2017, $81	1,262,624
	Sector Fund - Utility – 0.04%
7,133	Utilities Select Sector SPDR Fund, 09/15/2017, $53	556,374
	Total United States (Cost $28,906,903)	$30,179,683

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

		June 30, 2017
Contracts		Fair Value
	Purchased Options – (continued)
	Equity Options – (continued)
	Equity Call Options – (continued)
	China – 0.32%
	E-Commerce / Products – 0.32%
2,420	JD.com, Inc., 09/15/17, $30	$2,311,100
2,414	JD.com, Inc., 09/15/17, $31	2,088,110
		4,399,210
	Total China (Cost $2,745,910)	$4,399,210
	Total Equity Call Options (Cost $31,652,813)	$34,578,893

	Equity Put Options – 1.80%
	United States – 1.80%
	Growth & Income – Large Capital – 0.30%
9,308	SPDR S&P 500 ETF Trust, 09/15/2017, $230	1,703,364
4,507	SPDR S&P 500 ETF Trust, 01/19/2018, $230	2,384,203
		4,087,567
	Sector Fund - Technology – 1.38%
31,089	PowerShares QQQ Trust Series 1, 01/19/2018, $130	13,057,380
9,327	PowerShares QQQ Trust Series 1, 01/19/2018, $136	5,549,565
		18,606,945
	Sector Fund - Utility – 0.12%
7,174	Utilities Select Sector SPDR Fund, 01/19/2018, $52	1,621,324
	Total United States (Cost $29,225,764)	$24,315,836
	Total Equity Put Options (Cost $29,225,764)	$24,315,836
	Total Equity Options (Cost $60,878,577)	$58,894,729

	Currency Put Options – 0.02%
	United States – 0.02%
84,503,681	USD-CNH, 02/01/2018, $7.25	255,947
	Total United States (Cost $1,182,385)	$255,947
	Total Currency Put Options (Cost $1,182,385)	$255,947
	Total Purchased Options (Cost $62,060,962)	$59,150,676

CNH	Chinese RenminbiYuan

ETF	Exchange-Traded Fund

SPDR	Standard & Poor’s Depository Receipt

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

June 30, 2017
Percentage of
Members’ Capital
Purchased Options – By Industry	(%)
Auto-Cars / Light Trucks	0.03
Beverages - Non-Alcoholic	0.11
Computers	0.36
Consumer Products - Miscellaneous	0.08
Cosmetics &Toiletries	0.04
Currency	0.02
Diversified Manufacturing Operations	0.03
E-Commerce / Products	0.32
June 30, 2017
Percentage of
Members’ Capital
Purchased Options – By Industry	(%)
Electronic Components - Semiconductors	0.86
Enterprise Software / Services	0.20
Growth & Income – Large Capital	0.30
Internet Content - Entertainment	0.39
Retail - Discount	0.00
Sector Fund - Real Estate	0.09
Sector Fund - Technology	1.38
Sector Fund - Utility	0.16
Total Purchased Options	4.37%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

		June 30, 2017
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 49.31%
	Common Stock – 49.31%
	United States – 39.34%
	Apparel Manufacturers – 0.97%
253,510	Hanesbrands, Inc.	$5,871,292
126,750	VF Corp.	7,300,800
		13,172,092
	Appliances – 0.34%
23,915	Whirlpool Corp.	4,582,592
	Auto - Cars / Light Trucks – 0.48%
581,730	Ford Motor Co.	6,509,559
	Beverages Non - Alcoholic – 2.28%
687,415	The Coca-Cola Co.	30,830,563
	Casino Hotels – 0.84%
178,010	Las Vegas Sands Corp.	11,373,059
	Commercial Services - Finance – 0.73%
29,891	Automatic Data Processing, Inc.	3,062,632
355,307	The Western Union Co.	6,768,598
		9,831,230
	Computer Services – 0.63%
288,730	Teradata Corp.*	8,514,648
	Computers – 1.40%
131,532	Apple, Inc.	18,943,239
	Computers - Memory Devices – 1.22%
424,660	Seagate Technology PLC	16,455,575
	Consumer Products - Miscellaneous – 1.37%
143,944	Kimberly-Clark Corp.	18,584,610
	Cosmetics & Toiletries – 1.62%
250,640	The Procter & Gamble Co.	21,843,276
	Diversified Manufacturing Operations – 0.89%
447,969	General Electric Co.	12,099,643
	E-Commerce / Services – 0.27%
1,930	The Priceline Group, Inc.*	3,610,103
	Electric - Integrated – 3.21%
215,100	Consolidated Edison, Inc.	17,384,382
191,460	Duke Energy Corp.	16,004,142
210,331	The Southern Co.	10,070,648
		43,459,172
	Electronic Components - Semiconductors – 5.69%
1,315,912	Intel Corp.	44,398,871

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

		June 30, 2017
Shares		Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – (continued)
173,382	NVIDIA Corp.	$25,064,102
97,687	Texas Instruments, Inc.	7,515,061
		76,978,034
	Enterprise Software / Services – 1.13%
157,838	Workday, Inc., Class A*	15,310,286
	Internet Content - Entertainment – 1.89%
171,424	Netflix, Inc.*	25,612,460
	Motorcycle / Motor Scooter – 0.59%
146,606	Harley-Davidson, Inc.	7,919,656
	REITS - Apartments – 0.88%
33,198	AvalonBay Communities, Inc.	6,379,659
64,780	Camden Property Trust	5,539,338
		11,918,997
	REITS - Diversified – 0.82%
118,300	Vornado Realty Trust	11,108,370
	REITS - Health Care – 0.59%
248,940	HCP, Inc.	7,956,122
	REITS - Office Property – 1.20%
90,600	Boston Properties, Inc.	11,145,612
47,580	SL Green Realty Corp.	5,033,964
		16,179,576
	REITS - Shopping Centers – 1.23%
62,777	Federal Realty Investment Trust	7,934,385
474,300	Kimco Realty Corp.	8,703,405
		16,637,790
	REITS - Storage – 1.48%
81,486	Extra Space Storage, Inc.	6,355,908
65,766	Public Storage	13,714,184
		20,070,092
	Rental Auto / Equipment – 0.24%
120,416	Avis Budget Group, Inc.*	3,283,744
	Retail - Apparel / Shoes – 0.47%
538,600	Ascena Retail Group, Inc.*	1,157,990
309,060	Chico’s FAS, Inc.	2,911,345
202,080	Tailored Brands, Inc.	2,255,213
		6,324,548

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

		June 30, 2017
Shares		Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Arts & Crafts – 0.25%
179,361	The Michaels Cos., Inc.*	$3,321,766
	Retail - Bedding – 0.49%
217,500	Bed, Bath & Beyond, Inc.*	6,612,000
	Retail - Discount – 1.20%
309,070	Target Corp.	16,161,270
	Retail - Mail Order – 0.51%
143,479	Williams-Sonoma, Inc.	6,958,731
	Retail - Regional Department Stores – 1.17%
99,440	Dillard’s, Inc., Class A	5,736,693
259,219	Kohl’s Corp.	10,023,999
		15,760,692
	Sector Fund - Real Estate – 1.50%
253,497	iShares U.S. Real Estate ETF	20,221,456
	Sector Fund - Technology – 1.76%
291,191	VanEck Vectors Semiconductor ETF	23,836,895
	Total United States (Proceeds $550,827,195)	$531,981,846

	China – 0.51%
	Computers – 0.31%
6,622,000	Lenovo Group, Ltd.	4,181,979
	Metal Processors & Fabrication – 0.13%
4,014,000	China Zhongwang Holdings, Ltd.	1,763,669
	Semiconductor Components - Integrated Circuits – 0.07%
840,000	Semiconductor Manufacturing International Corp.*	973,809
	Total China (Proceeds $7,705,860)	$6,919,457

	Hong Kong – 2.47%
	Distribution / Wholesale – 0.18%
6,701,000	Li & Fung, Ltd.	2,437,832
	Electric - Integrated – 0.72%
1,096,500	Power Assets Holdings, Ltd.	9,684,755
	Finance - Other Services – 0.78%
410,903	Hong Kong Exchanges and Clearing, Ltd.	10,621,998
	Gas - Distribution – 0.79%
5,650,260	Hong Kong & China Gas Co., Ltd.	10,625,276
	Total Hong Kong (Proceeds $31,618,323)	$33,369,861

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

		June 30, 2017
Shares		Fair Value
	Common Stock – (continued)
	India – 0.56%
	Computer Services – 0.56%
506,220	Infosys, Ltd. - Sponsored ADR	$7,603,424
	Total India (Proceeds $8,051,629)	$7,603,424

	Japan – 3.75%
	Auto - Cars / Light Trucks – 0.80%
102,730	Toyota Motor Corp. - Sponsored ADR	10,788,705
	Electric - Integrated – 0.68%
502,200	Chubu Electric Power Co., Inc.	6,670,848
186,917	The Kansai Electric Power Co., Inc.*	2,573,530
		9,244,378
	Electric Products - Miscellaneous – 0.46%
269,000	Brother Industries, Ltd.	6,207,901
	Photo Equipment & Supplies – 0.62%
526,100	Nikon Corp.	8,409,393
	Retail - Apparel / Shoes – 0.75%
30,300	Fast Retailing Co., Ltd.	10,091,051
	Retail - Discount – 0.44%
386,949	Aeon Co., Ltd.	5,878,645
	Total Japan (Proceeds $48,343,733)	$50,620,073

	Macau – 0.50%
	Casino Hotels – 0.50%
1,483,200	Sands China, Ltd.	6,792,373
	Total Macau (Proceeds $5,520,937)	$6,792,373

	Netherlands – 2.18%
	Semiconductor Equipment – 2.18%
226,344	ASML Holding NV	29,494,887
	Total Netherlands (Proceeds $22,351,387)	$29,494,887
	Total Securities Sold, Not Yet Purchased (Proceeds $674,419,064)	$666,781,921

*	Non-income producing security.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

June 30, 2017
Percentage of
Securities Sold, Not Yet Purchased –	Members’ Capital
By Industry	(%)
Apparel Manufacturers	0.97
Appliances	0.34
Auto - Cars / Light Trucks	1.28
Beverages - Non-alcoholic	2.28
Casino Hotels	1.34
Commercial Services - Finance	0.73
Computer Services	1.19
Computers	1.71
Computers - Memory Devices	1.22
Consumer Products - Miscellaneous	1.37
Cosmetics & Toiletries	1.62
Distribution / Wholesale	0.18
Diversified Manufacturing Operations	0.89
E-Commerce / Services	0.27
Electric Products - Miscellaneous	0.46
Electric - Integrated	4.61
Electronic Components - Semiconductors	5.69
Enterprise Software / Services	1.13
Finance - Other Services	0.78
Gas - Distribution	0.79
Internet Content - Entertainment	1.89
June 30, 2017
Percentage of
Securities Sold, Not Yet Purchased –	Members’ Capital
By Industry	(%)
Metal Processors & Fabrication	0.13
Motorcycle / Motor Scooter	0.59
Photo Equipment & Supplies	0.62
REITS - Apartments	0.88
REITS - Diversified	0.82
REITS - Health Care	0.59
REITS - Office Property	1.20
REITS - Shopping Centers	1.23
REITS - Storage	1.48
Rental - Auto / Equipment	0.24
Retail - Apparel / Shoes	1.22
Retail - Arts & Crafts	0.25
Retail - Bedding	0.49
Retail - Discount	1.64
Retail - Mail Order	0.51
Retail - Regional Department Stores	1.17
Sector Fund – Real Estate	1.50
Sector Fund – Technology	1.76
Semiconductor Components - Integrated Circuits	0.07
Semiconductor Equipment	2.18
Total Securities Sold, Not Yet Purchased	49.31%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – 3.20%
	Total Return Swap Contracts - Long – 4.09%
	United States – 1.37%
	Private Equity – 0.18%
$6,922,491	6/1/2018	KKR & Co., LP.	$341,490
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.
15,972,920	6/1/2018	The Blackstone Group LP.	2,026,736
		Agreement with Morgan Stanley, dated 07/17/2014 to receive the total return of the shares of The Blackstone Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.
			2,368,226
	Web Portals / ISP – 1.19%
48,169,549	6/1/2018	Alphabet Inc., Class A	16,156,423
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%*.
	Total United States		$18,524,649

	Denmark – (0.03%)
	Commercial Services - Finance – (0.03%)
5,210,892	1/4/2019	Nets A/S	(464,532)
		Agreement with Morgan Stanley, dated 09/23/2016 to receive the total return of the shares of Nets A/S in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Denmark		$(464,532)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	South Korea – 2.63%
	Electronic Components - Semiconductors – 2.63%
$49,094,378	12/28/2018	Samsung Electronics Co., Ltd	$35,595,112
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%*.
	Total South Korea		$35,595,112

	Spain – 0.11%
	Satellite Telecommunications – 0.11%
8,773,233	1/4/2019	Cellnex Telecom SAU	1,483,968
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Total Spain		$1,483,968

	Taiwan – (0.02%)
	Photo Equipment & Supplies – (0.02%)
19,368,308	1/25/2018	Largan Precision Co., Ltd.	(207,224)
		Agreement with Morgan Stanley, dated 4/5/2017 to receive the total return of the shares of Largan Precision Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%*.
	Total Taiwan		$(207,224)

	United Kingdom – 0.03%
	Retail - Discount – 0.03%
5,316,431	12/13/2018	B&M European Value Retail SA	451,261
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%*.
	Total United Kingdom		$451,261
	Total Return Swap Contracts - Long		$55,383,234

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (0.89%)
	Australia – (0.20%)
	Commercial Banks - Non-US – (0.10%)
$9,922,931	12/27/2019	Australia and New Zealand Banking Group, Ltd.	$(601,744)
		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
10,176,902	12/27/2019	Westpac Banking Corp.	(857,637)
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			(1,459,381)
	Food - Retail – (0.10%)
15,025,554	12/27/2019	Wesfarmers, Ltd.	(661,865)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
5,194,672	12/27/2019	Woolworths, Ltd.	(632,406)
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			(1,294,271)
	Total Australia		$(2,753,652)

	Denmark – (0.08%)
	Medical - Drugs – (0.08%)
4,440,532	1/4/2019	Novo Nordisk A/S, Class B	(1,146,435)
		Agreement with Morgan Stanley, dated 03/24/2017 to deliver the total return of the shares of Novo Nordisk A/S, Class B in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total Denmark		$(1,146,435)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – 0.06%
	Electric - Integrated – 0.08%
$5,784,859	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	$1,032,182
		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Gas - Distribution – (0.03%)
13,845,345	12/24/2019	Osaka Gas Co., Ltd.	(382,096)
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.42%*.
	Office Automation & Equipment – 0.01%
12,198,115	12/24/2019	Ricoh Co., Ltd.	134,030
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.42%*.
	Photo Equipment & Supplies – (0.00%)
6,009,909	12/24/2019	Konica Minolta, Inc.	(12,028)
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total Japan		$772,088

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	South Korea – (0.44%)
	Electronic Components - Semiconductors – (0.44%)
$5,402,658	4/2/2019	SK Hynix, Inc.	$(5,963,528)
		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total South Korea		$(5,963,528)

	Spain – 0.03%
	Food - Retail – 0.03%
5,819,170	1/4/2019	Distribuidora Internacional de Alimentacion SA	359,102
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
	Total Spain		$359,102

	Switzerland – (0.02%)
	Retail - Jewelry – (0.02%)
9,347,200	5/10/2018	The Swatch Group AG	(226,984)
		Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of The Swatch Group AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.46%*.
	Total Switzerland		$(226,984)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Taiwan – (0.48%)
	Computers - Peripheral Equipment – (0.13%)
$10,271,581	1/25/2018	Innolux Display Corp.	$(1,713,460)
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.25%*.
	Electronic Components - Miscellaneous – (0.29%)
11,490,601	1/25/2018	AU Optronics Corp.	(576,589)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 4.50%*.
5,382,101	1/25/2018	Hon Hai Precision Industry Co., Ltd.	(3,379,599)
		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%*.
			(3,956,188)
	Semiconductor Components - Integrated Circuits – (0.06%)
3,555,423	1/25/2018	United Microelectronics Corp.	(810,087)
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%.
	Total Taiwan		$(6,479,735)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2017
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	United Kingdom – 0.24%
	Food - Retail – 0.01%
$1,398,421	12/13/2018	Tesco PLC	$174,681
		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%*.
	Retail - Apparel / Shoe – 0.16%
10,033,552	12/13/2018	Next PLC	2,211,516
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.
	Retail - Major Dept Store – 0.07%
8,461,315	12/13/2018	Marks & Spencer Group PLC - Sponsored ADR	932,590
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC - Sponsored ADR in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%*.
	Total United Kingdom		$3,318,787
	Total Return Swap Contracts – Short		$(12,120,357)
	Total Swap Contracts, net		$43,262,877

*	Financing rate is variable. Rate indicated is as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

June 30, 2017
Percentage of
Members’ Capital
Swap Contracts – By Industry	(%)
Commercial Banks - Non-US	(0.10)
Commercial Services - Finance	(0.03)
Computers - Peripheral Equipment	(0.13)
Electric - Integrated	0.08
Electronic Components - Miscellaneous	(0.29)
Electronic Components - Semiconductors	2.19
Food - Retail	(0.06)
Gas - Distribution	(0.03)
Medical - Drugs	(0.08)
Office Automation & Equipment	0.01
June 30, 2017
Percentage of
Members’ Capital
Swap Contracts – By Industry	(%)
Photo Equipment & Supplies	(0.02)
Private Equity	0.18
Retail - Apparel / Shoes	0.16
Retail - Discount	0.03
Retail - Jewelry	(0.02)
Retail - Major Department Store	0.07
Satellite Telecommunication	0.11
Semiconductor Components - Integrated Circuits	(0.06)
Web Portals / ISP	1.19
Total Swap Contracts	3.20%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Forward Contracts (Unaudited)

	Settlement	Currency		Currency		June 30, 2017
Counterparty	Date	Sold	Contracts	Bought	Contracts	Fair Value
Forward Currency Exchange Contracts – (0.09%)
Buy Contracts – (0.09%)
United States – (0.09%)
Morgan Stanley & Co., LLC	April 2018	CNH	(332,591,299)	USD	46,892,719	$(1,192,610)
Total United States						$(1,192,610)
Total Buy Contracts						$(1,192,610)
Total Forward Currency Exchange Contracts						$(1,192,610)

CNH	Chinese Renminbi Yuan

USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended
June 30, 2017
Investment income
Dividends (net of withholding taxes of $335,086)	$8,756,839
Interest	2,248,318
Total investment income	11,005,157

Expenses
Dividends on securities sold, not yet purchased	10,049,791
Administration fees	8,584,171
Prime broker fees	6,681,462
Advisor fees	2,543,458
Interest expense	479,223
Accounting and investor services fees	466,490
Legal fees	322,328
Audit and tax fees	159,676
Custodian fees	147,117
Board of Managers’ fees and expenses	134,044
Insurance expense	84,327
Registration expense	38,630
Printing expense	37,192
Miscellaneous	173,065
Total expenses	29,900,974
Net investment loss	(18,895,817)
Net realized and net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net realized gain from investments in securities	63,776,054
Net realized gain from forward contracts	384,509
Net realized loss from foreign currency transactions	(88,251)
Net realized loss from purchased options	(5,876,321)
Net realized loss from swap contracts	(11,909,163)
Net realized loss from securities sold, not yet purchased	(18,252,135)
Total net realized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	28,034,693
Net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts
Net change in unrealized gain/(loss) from investments in securities	208,398,137
Net change in unrealized gain/(loss) from swap contracts	23,538,208
Net change in unrealized gain/(loss) from securities sold, not yet purchased	10,423,360
Net change in unrealized gain/(loss) from foreign currency transactions	(17,133)
Net change in unrealized gain/(loss) from purchased options	(2,723,189)
Net change in unrealized gain/(loss) from forward contracts	(3,273,973)
Total net change in unrealized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	236,345,410
Net realized gain and net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	264,380,103
Net increase in Members’ Capital resulting from operations	$245,484,286

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special
	Advisory
	Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2015	$—	$1,310,707,807	$1,310,707,807
From investment activities
Net investment loss	$—	$(27,062,500)	$(27,062,500)
Net realized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	48,075,129	48,075,129
Net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	(39,343,056)	(39,343,056)
Incentive allocation	71,607	(71,607)	—
Net increase/decrease in Members’ Capital resulting from operations	71,607	(18,402,034)	(18,330,427)
Members’ Capital transactions
Capital contributions	—	28,664,516	28,664,516
Capital withdrawals	(71,607)	(191,617,377)	(191,688,984)
Net decrease in Members’ Capital resulting from capital transactions	(71,607)	(162,952,861)	(163,024,468)
MEMBERS’ CAPITAL, December 31, 2016	$—	$1,129,352,912	$1,129,352,912
From investment activities
Net investment loss	$—	$(18,895,817)	$(18,895,817)
Net realized gain from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	28,034,693	28,034,693
Net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts	—	236,345,410	236,345,410
Incentive allocation	1,119,365	(1,119,365)	—
Net increase in Members’ Capital resulting from operations	1,119,365	244,364,921	245,484,286
Members’ Capital transactions
Capital contributions	—	23,580,561	23,580,561
Capital withdrawals	(1,119,365)	(44,998,983)	(46,118,348)
Net decrease in Members’ Capital resulting from capital transactions	(1,119,365)	(21,418,422)	(22,537,787)
MEMBERS’ CAPITAL, June 30, 2017	$—	$1,352,299,411	$1,352,299,411

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended
June 30, 2017
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$245,484,286
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments in securities	724,567,421
Purchases of investments in securities	(758,812,999)
Proceeds from sale of purchased options	17,039,533
Purchases of options	(68,349,476)
Proceeds from securities sold short, not yet purchased	916,558,830
Cover of securities sold short, not yet purchased	(760,848,081)
Amortization of premium and accretion of discount, net	139,631
Net realized gain from investment activities	(39,647,598)
Net change in unrealized gain/(loss) from investment activities	(239,636,516)
Net change in unrealized gain/(loss) on forward contracts	3,273,973
Changes in assets and liabilities related to operations:
Increase in due from broker	(55,279,557)
Decrease in receivable for investment securities sold	35,775,087
Increase in interest receivable	(196,389)
Decrease in dividends receivable	757,771
Decrease in other assets	1,151
Increase in due to broker	16,007,322
Increase in payable for investment securities purchased	3,001,159
Increase in dividends payable on securities sold, not yet purchased	476,626
Increase in accounting and investor services fees	242,390
Increase in accrued expenses	495,632
Net cash provided by operating activities	41,050,196

Cash flows from financing activities
Capital contributions	23,580,561
Capital withdrawals	(108,624,300)
Net cash used in financing activities	(85,043,739)

Net change in cash and cash equivalents	(43,993,543)
Cash and cash equivalents at beginning of year	190,957,162
Cash and cash equivalents as of June 30, 2017	$146,963,619
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$461,329

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

1.	Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is currently perpetual unless the Company is otherwise terminated under the terms of the second amended and restated Limited Liability Company Agreement dated July 1, 2011. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Sub-Adviser (defined below) believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company also may utilize short sales of securities that the Company’s Sub-Adviser believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other market sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options, forward contracts and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stocks options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company under the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon” or “Sub-Adviser”) is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager, holds a non-voting special advisory member interest (the “Special Advisory Member”) in the Company solely for the purpose of receiving the incentive allocation. OAM and Alkeon are members of Advantage Advisers Management, L.L.C. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.

The acceptance of initial and additional contributions from persons who purchase limited liability company interests in the Company (“Members”) are subject to approval by the Board of

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

1.	Organization (continued)

Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests from Members. Such offers will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, based upon the value of interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.

Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

Basis of Presentation:

The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946. Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.

The following is a summary of the Company’s accounting policies:

a.	Revenue Recognition

Securities transactions are recorded on trade date basis utilizing first-in-first-out (“FIFO”) for determining realized gains and losses associated with investment transactions. Dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

b.	Portfolio Valuation

The Company’s securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

(i)	Domestic exchange traded securities (other than options and securities traded on NASDAQ) shall be valued as follows:

(1)	at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)	if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)	Securities traded on NASDAQ shall be valued as follows:

(1)	at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)	if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)	if no sale is shown on NASDAQ at their bid prices; or

(4)	if no sale is shown and no bid price is available, the securities will be valued in accordance with the fair valuation procedures set forth herein.

Securities traded on foreign securities exchanges are valued at their last sales price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.

Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Securities for which market quotations are not readily available, are valued at their fair value as determined in good faith by, or under the supervision of, the Board of Managers.

Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.

Forward Contracts are traded on the over-the-counter (“OTC”) market. The fair value of forward contracts is determined using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time as of which that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities, purchased options, forward and swap contracts on the Statement of Operations.

The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. During the six months ended June 30, 2017, no securities were fair valued by the Board of Managers.

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

During the six months ended June 30, 2017, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

b.	Portfolio Valuation (continued)

observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended June 30, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

The following is a summary of the inputs used, as of June 30, 2017, in valuing the Company’s investments at fair value.

Assets:
Valuation Inputs
Level 1 - Quoted Prices Investments in Securities
Common Stock	$1,674,791,506
Equity Options	58,894,729

Level 2 - Other Significant Observable Inputs
Convertible Bonds	5,122,755
Total Return Swaps	60,899,091
Forward Contracts	—
Currency Options	255,947

Level 3 - Other Significant Unobservable Inputs	—
Total	$1,799,964,028
Liabilities:
Valuation Inputs
Level 1 - Quoted Prices Securities Sold, Not Yet Purchased
Common Stock	$666,781,921
Equity Options	—

Level 2 - Other Significant Observable Inputs
Convertible Bonds	—
Total Return Swaps	17,636,214
Forward Contracts	1,192,610
Currency Options	—

Level 3 - Other Significant Unobservable Inputs	—
Total	$685,610,745

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

2.	Significant Accounting Policies (continued)

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of $85,402,642 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, The Bank of New York Mellon (the “Custodian”), of which $85,176,391 is held as collateral for swap contracts, $226,251 is held as collateral for securities sold, not yet purchased. At June 30, 2017, $129,590,305 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of $17,373,314 was held by the Custodian in a BNY Mellon Custody foreign cash account. At June 30, 2017, $36,338,148 was held at Credit Suisse L.L.C. which is included in the due from broker balance on the Statement of Assets, Liabilities and Members’ Capital.

As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at June 30, 2017.

d.	Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss. The Company is not subject to income taxes imposed by the country in which it is domiciled.

In accordance with authoritative guidance, management has analyzed the Company’s tax position for all open tax years (2013 – 2016) and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, during the period, the Company did not record any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company and is paid a fee computed by the Company at the annual rate of 1.35% of Members’ Capital. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40%, of Members’ Capital. Total Multi-Manager administration fees and expenses amounted to $8,584,171 and Multi-Manager advisory services fees and expenses amounted to $2,543,458 for the six months ended June 30, 2017. The administration and advisory fees are paid monthly to Multi-Manager.

During the six months ended June 30, 2017, Oppenheimer earned $15,989 in brokerage commissions from portfolio transactions executed on behalf of the Company. The brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) from investments in securities, purchased options, foreign currency transactions, forward and swap contracts in the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

3.	Administration Fee, Related Party Transactions and Other (continued)

Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period, in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the six months ended June 30, 2017, an Incentive Allocation of $1,119,365 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at June 30, 2017, in the Statement of Assets, Liabilities and Members’ Capital.

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $30,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of $7,500 per annum. Total Board of Managers fees and expenses amounted to $134,044 during the six months ended June 30, 2017. Managers who are “interested persons” do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total Bank of New York Mellon custody fees and expenses amounted to $130,672 during the six months ended June 30, 2017, of which $11,407 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee. Total BNY Mellon fees and expenses amounted to $466,490 during the six months ended June 30, 2017 of which $391,623 is disclosed as

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

3.	Administration Fee, Related Party Transactions and Other (continued)

accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2017, placement fees earned by Oppenheimer amounted to $12,966.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2017, amounted to $758,812,999 and $724,567,421, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2017, amounted to $760,848,081 and $916,558,830, respectively.

At December 31, 2016, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,211,454,237 and $483,029,012, respectively.

For Federal income tax purposes, at December 31, 2016, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $141,966,501, consisting of $206,005,763 gross unrealized gain and $64,039,262 gross unrealized loss.

6.	Due from / to Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2017, which serves as collateral for securities sold, not yet purchased.

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

6.	Due from / to Broker (continued)

markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased and margin borrowings (except for cash proceeds of securities sold, held at the prime broker), which are maintained in a segregated account held by the Custodian. As of June 30, 2017, the total value of this collateral was $781,152,377, comprised of pledged securities with a value of $780,926,125 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $226,252 cash which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $717,101,587 are held at the Custodian on behalf of Morgan Stanley and securities with a value of $63,824,538 are held at the Custodian on behalf of Credit Suisse LLC. For the six months ended June 30, 2017, the average daily amount of the margin borrowings was $48,733,439 and the daily weighted average annualized interest rate was 1.98%. The Company had borrowings outstanding at June 30, 2017, totaling $43,599,110, recorded as due to broker in the Statement of Assets, Liabilities and Members’ Capital.

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and short sales. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Additional investments in securities sold, not yet purchased are positions with Credit Suisse L.L.C. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker and Credit Suisse L.L.C. The Company maintains cash with the prime broker and pledges securities in an account

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

at the Custodian, for the benefit of the prime broker and Credit Suisse L.L.C., to meet the margin requirement as determined by the prime broker and Credit Suisse L.L.C.

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Company has invested approximately 15.15% of its Members’ Capital in equity and option securities (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market may have a greater impact on the value of the Company’s portfolio due to this concentration than would be the case absent of such concentration.

The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.

Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified currencies. Risks associated with currency transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded on OTC, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The net unrealized gain is disclosed as an asset in the Statement of Assets, Liabilities and Members’ Capital and the net unrealized loss is shown as a liability in the Statement of Assets, Liabilities and Members’ Capital. The net unrealized loss on forward contracts is $1,192,610 for the six months ended June 30, 2017, and is disclosed in the Statement of Assets, Liabilities and Members’ Capital. The change in fair value is disclosed in the Statement of Operations as unrealized gain/(loss).

In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

that are outlined in Section 2b of these notes. As of June 30, 2017, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e. dividend, interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including the periodic amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.

Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).

Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the Company’s exposure may result in losses greater than the nominal value of the swap, which can be significant under certain circumstances.

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The Company is exposed to significant concentration of credit risk as the counterparty to the swap contracts is the prime broker, Morgan Stanley. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively, as of June 30, 2017. The net change in unrealized gain/(loss) from swap contracts is reflected in the Statement of Operations within these financial statements.

Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap contracts

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

could terminate them and request immediate payment or demand increased collateral for the net obligation owed to the counter-party. Further, the contracts state that, if the authority of Multi-Manager and/or Alkeon are terminated and an acceptable successor(s) is not appointed, the contracts will terminate.

As of June 30, 2017, $85,176,391 was posted by the Company as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments with the goal of enhancing the performance of the Company.

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2017, the Company did not write any options.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Adviser believes the average quarterly notional amount shown in the table below is the most relevant measure of derivative activity and is indicative of the Company’s volume of derivative activity during the six months ended June 30, 2017.

Forward contracts:
Average notional amount	$48,214,576
Currency options:
Average notional amount	$6,191,237
Equity options:
Average notional amount	$1,011,373,750
Total Return swaps:
Average notional amount	$296,154,950

The Company is exposed to certain additional risks relating to derivative contracts. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options and forward contracts is currency exchange risk.

The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The net unrealized loss for forward contracts (currency risk) is disclosed as a liability and the net realized gain for swap contracts (equity price risk) is disclosed as an asset in the Statement of Assets, Liabilities and Members’ Capital as of June 30, 2017. $58,894,729 and $255,947 of the June 30, 2017 fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The net change in unrealized gain/(loss) on purchased options, forward and swap contracts is reflected in the Statement of Operations within these financial statements.

The Primary	Gross	Gross	Net Change
Underlying Risk is	Unrealized	Unrealized	in Unrealized
Equity Price Risk	Gain	Loss	Gain/(Loss)
Year ended December 31, 2016
Equity Options	$2,906,219	$2,495,693	$410,526
Total Return Swaps	31,897,466	12,172,797	19,724,669
Total year ended December 31, 2016	$34,803,685	$14,668,490	$20,135,195

Six months ended June 30, 2017
Equity Options	$9,725,890	$11,709,738	$(1,983,848)
Total Return Swaps	60,899,091	17,636,214	43,262,877
Total Six months ended June 30, 2017	$70,624,981	$29,345,952	$41,279,029
Total net change in unrealized gain/(loss)	$35,821,296	$14,677,462	$21,143,834

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Primary	Gross	Gross	Net Change
Underlying Risk is	Unrealized	Unrealized	in Unrealized
Currency Risk	Gain	Loss	Gain/(Loss)
Year ended December 31, 2016
Currency Options	$—	$597,623	$(597,623)
Forward Contracts	2,081,363	—	2,081,363
Total year ended December 31, 2016	$2,081,363	$597,623	$1,483,740

Six months ended June 30, 2017
Currency Options	$—	$926,438	$(926,438)
Forward Contracts	—	1,192,610	(1,192,610)
Total Six months ended June 30, 2017	$—	$2,119,048	$(2,119,048)
Total net change in unrealized gain/(loss)	$(2,081,363)	$1,521,425	$(3,602,788)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.

The Primary	Gross	Gross	Net
Underlying Risk is	Realized	Realized	Realized
Equity Price Risk	Gain	Loss	Gain/(Loss)
Equity Options	$3,858,889	$8,587,417	$(4,728,528)
Total Return Swaps	4,921,827	16,830,990	(11,909,163)
Total	$8,780,716	$25,418,407	$(16,637,691)

The Primary	Gross	Gross	Net
Underlying Risk is	Realized	Realized	Realized
Currency Risk	Gain	Loss	Gain/(Loss)
Currency Options	$—	$1,147,793	$(1,147,793)
Forward Contracts	384,509	—	384,509
Total	$384,509	$1,147,793	$(763,284)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

8.	Balance Sheet Offsetting

In the normal course of business, the Company enters into swap contracts governed by an agreement with the prime broker. The agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted.

In the event that the Company fails to post collateral, fails to comply with any restrictions or provisions of the agreement, or fails to comply with or perform any agreement or obligation, then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the swap and forward contracts that are set-off, if any, as well as collateral delivered, related to those swap contracts.

Offsetting of Financial Assets and Derivative Assets

		Gross Amounts	Net Amounts of	Gross Amounts Not Offset in the
		Offset in the	Assets Presented	Statement of Assets, Liabilities
		Statement of	in the Statement	and Members’ Capital
	Gross Amounts	Assets, Liabilities	of Assets,		Cash
	of Recognized	and Members’	Liabilities and	Financial	Collateral	Net
	Asset	Capital	Members’ Capital	Instruments	Received	Amount
Total Return
Swaps	$60,899,091	$(17,636,214)	$43,262,877	$—	$—	$43,262,877
Total	$60,899,091	$(17,636,214)	$43,262,877	$—	$—	$43,262,877

Offsetting of Financial Liabilities and Derivative Liabilities

Net Amounts
		Gross Amounts	of Liabilities
		Offset in the	Presented in	Gross Amounts Not Offset in the
		Statement of	the Statement	Statement of Assets, Liabilities
		Assets,	of Assets,	and Members’ Capital
	Gross Amounts	Liabilities	Liabilities and		Cash
	of Recognized	and Members’	Members’	Financial	Collateral	Net
	Liabilities	Capital	Capital	Instruments	Pledged(a)	Amount
Forward
Contracts	$1,192,610	$—	$1,192,610	$—	$—	$1,192,610
Total Return
Swaps	17,636,214	(17,636,214)	—	—	—	—
Total	$18,828,824	$(17,636,214)	$1,192,610	$—	$—	$1,192,610

(a)	Collateral pledged to counterparties is based on notional exposure. There is $85,176,391 of collateral pledged to counterparties related to derivative trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2017 (Unaudited)

9.	Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Six Months Ended
	June 30,		Year Ended		Year Ended	Year Ended	Year Ended
	2017		December 31,		December 31,	December 31,	December 31,
	(unaudited)		2016		2015	2014	2013
Members’ Capital, end of period (000s)	$1,352,299		$1,129,353		$1,310,708	$1,360,121	$1,669,557
Ratio of net investment loss to average Members’ Capital**	(2.90	%)***	(2.14%)		(2.37%)	(2.57%)	(2.65%)
Ratio of expenses to average Members’ Capital**	4.59	%***	3.63%		3.52%	3.65%	3.47%
Ratio of incentive allocation to average Members’ Capital	0.17	%***	0.01	%(a)	0.24%	0.02%	5.69%
Portfolio turnover	47%		73%		82%	91%	158%
Total return - gross*	21.58%		(1.40%)		5.85%	(4.91%)	33.00%
Total return - net*	17.55%		(1.40%)		5.71%	(4.91%)	26.40%
Ratio of average borrowings to average Members’ Capital	7.49%		4.53%		3.02%	2.28%	1.99%

*	Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

***	Annualized.

(a)	Less than 0.01%

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.

10.	Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.

The Company received initial and additional contributions from Members of $21,931,017 from July 1, 2017 through August 22, 2017.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”’s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III. Approval of Investment Advisory Agreement

At a meeting held in person on March 8, 2017, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with Multi-Manager (the “Adviser”).

In approving the renewal of the investment advisory agreement, the Board, including each of the Managers who are not “interested persons”, as defined by the Investment Company Act of 1940 as amended, of the Company (the “Independent Managers”), considered various matters both at its meeting, during an executive session and over the past twelve months, including: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to comparable funds; (iii) the advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser with respect to the Company; (iv) the extent to which economies of scale in costs of providing services are realized by the Adviser as the Company’s assets under management increase; and (v) whether the advisory fee reflects any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.

In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various affiliates and business units of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management oversight, compliance, regulatory, risk management, administration and accounting-related services provided by the Adviser and the investor-related services provided by Oppenheimer and reviewed the costs associated with providing these services.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III. Approval of Investment Advisory Agreement (continued)

In addition, the Board considered various other matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers.

Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

The Board also reviewed materials relating to the Company’s investment performance. It considered the fact that, although the Company’s performance during the past year generally has lagged the performance of its peer group funds and relevant indices (including broad market indices and an index of hedged equity private investment funds) the performance of the Company over longer time periods has been stronger. It further considered that the Company has been provided with high quality investment advice over a period of many years as demonstrated by the historic investment performance of the Company since its inception. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds managed by Alkeon.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser under the investment advisory agreement and administrative services agreement. The Board concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its fees are within the general range of fees for similar registered products. The Board also noted that the overall fee structure for the Company is similar to that of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of private investment funds. The Board also considered revenues received by the Adviser and its affiliates attributable to the Company and the cost incurred by the Adviser in providing services to the Company, including management fees, the incentive allocation and direct and indirect operating expenses relating to the Company, as well as data regarding the Adviser’s financial condition, compensation and profitability. The Board noted that, although the Company does not pay a distribution fee to Oppenheimer, Oppenheimer may charge placement fees to investors and that Oppenheimer’s financial advisors are compensated for providing investor services related to the Company.

The Adviser reviewed with the Board the methodology used to estimate the costs and profits of the Adviser. It was noted that the payments to Oppenheimer’s financial advisors should not be taken into consideration when evaluating the Adviser’s profitability or the appropriateness of the Adviser’s compensation to the extent that such payments may possibly be viewed as related to the distribution of limited liabilitiy company interests in the Company and that the profitability of the Adviser is higher absent such payments. The Board also considered the indirect benefits received by the Adviser and its

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III. Approval of Investment Advisory Agreement (continued)

affiliates attributable to their relationships to the Company and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits appear to be appropriate.

Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the Company’s fees under the investment advisory agreement and administrative services agreement bear reasonable relationships to the services provided by the Adviser.

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board noted that the assets of the Company have decreased slightly since mid-2011 when the fees currently being paid by the Company were put into effect through amendments to the agreements with the Adviser that became effective at that time, and concluded that material economies of scale have not been realized since the current fee arrangements became effective. The Board determined that, in light of the nature, quality and scope of the services provided by the Adviser, the costs of those services and the fees paid by similar funds, the estimated profitability of the Adviser from the Company is not so disproportionately large that it bears no reasonable relationship to the services provided.

No single factor was determinative to the decision of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

1.	the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

2.	approval of the fees received by the Adviser is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, the benefits to be derived by the Adviser from its relationship with the Company and the services rendered to the Company;

3.	in light of the nature and scope of services provided to the Company, the costs of providing those services, the fees charged by others to comparable funds for similar services and the current level of the Company’s assets, material economies of scale (which are predicated in large part on significant asset growth) have not been realized by the Adviser during the past year; and

4.	the approval of the continuances of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members (“Members”).

IV. Approval of Sub-Advisory Agreement

At a meeting held in person on March 8, 2017, the Board approved the renewal of the Company’s sub-investment advisory agreement with Alkeon (the “Sub-Advisory Agreement”).

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV. Approval of Sub-Advisory Agreement (continued)

In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers had, both at its meeting, during an executive session and over the previous twelve months, considered various matters relevant to the consideration of the renewal of the Sub-Advisory Agreement, including: the nature, extent and quality of the services provided to the Company by Alkeon; the research and portfolio management capabilities of the personnel at Alkeon responsible for providing services to the Company; the appropriateness of Alkeon staffing levels; regulatory matters relating to Alkeon; and other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides, the profitability of Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in its costs of providing services to the Company.

Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.

In its deliberations, the Board considered the fact that, the Company’s performance during the past year has lagged the performance of its peer group funds and relevant indices (including broad market indices and an index of hedged equity private investment funds), the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company since its inception, and the Company’s annualized rate of return for ten years ended December 2016 was 9.67%, which exceeds the annualized returns of relevant indices during the same period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds, including funds managed by Alkeon. Based on its review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, extent and quality of services provided by Alkeon and concluded that the Company was receiving all required services from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon, attributable to its relationship with the Company, were also considered, and it was determined that although the value of such benefits could not be readily quantified or assessed, any such benefits appear to be appropriate.

With respect to the fees payable under the Sub-Advisory Agreement, it was noted that, although the Company does not directly pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is payable to Alkeon under the Sub-Advisory Agreement. Additionally, it was noted that investors are subject to an incentive allocation, payable to Advantage Advisers Management, L.L.C. (“AAM”) of 20% of net profits, and that Alkeon shares (through its ownership of interests in the Adviser and AAM) in the revenues of the Adviser and AAM attributable to the Company. The Board concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its fees are within the general range of fees for similar registered products. The Board also noted that the overall fee structure for the Company is similar to that

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

IV. Approval of Sub-Advisory Agreement (continued)

of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of private investment funds.

Consideration was also given to the costs of the services provided by Alkeon pursuant to the Sub-Advisory Agreement and an estimate of the profits that are realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and its share of the revenues of the Adviser and AAM). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement properly reflects these economies of scale for the benefit of Members were also considered. The Board determined that, in light of the nature, quality and scope of services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.

No single factor was determinative to the decision of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

1.	the nature, extent and quality of the services provided by Alkeon were adequate and appropriate;

2.	approval of the fees received by Alkeon is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, including other funds managed by Alkeon, the benefits to be derived by Alkeon from its relationship with the Company and the services rendered to the Company;

3.	in light of the nature and scope of services provided to the Company, the costs of providing those services, the fees charged by others to comparable funds for similar services, and the current level of the Company’s assets, material economies of scale which are predicated in large part on significant asset growth have not been realized by Alkeon during the past year; and

4.	the approval of the continuance of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company and Members.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	August 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date	August 31, 2017

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date	August 31, 2017

* Print the name and title of each signing officer under his or her signature.